UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   8/12/11
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion a rereported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              18
Form 13F Information Table Value Total:            $ 163,520
List of Other Included Managers:                     None



	FORM 13F INFORMATION TABLE
                                                           VALUE   	SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP	     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
ALLOT COMMUNICATIONS LTD	COMM		M0854Q105	13617 	744494 	SH	Sole	01		744494 	0	0
AMERIGON INC			COMM		03070L300	5134 	295400 	SH	Sole	01		295400 	0	0
ATMI INC			COMM		00207R101	7522 	368190 	SH	Sole	01		368190 	0	0
CASCADE MICROTECH INC		COMM		147322101	6393 	1117658 SH	Sole	01		1117658 0	0
CHART INDUSTRIES INC		COMM		16115Q308	12685 	235000 	SH	Sole	01		235000 	0	0
DATALINK CORP			COMM		237934104	5283 	760100 	SH	Sole	01		760100 	0	0
DYCOM INDUSTRIES INC		COMM		267475101	20142 	1232700 SH	Sole	01		1232700 0	0
GLOBAL TRAFFIC NETWORK INC	COMM		37947B103	6839 	595200 	SH	Sole	01		595200 	0	0
IPASS INC			COMM		46261V108	3576 	2352465 SH	Sole	01		2352465 0	0
MINDSPEED TECHNOLOGIES INC	COMM		602682205	13199 	1649894 SH	Sole	01		1649894 0	0
NOVA MEASURING INSTRUMENTS	COMM		M7516K103	13349 	1319050 SH	Sole	01		1319050 0	0
PROCERA NETWORKS INC		COMM		74269U203	5619 	523672 	SH	Sole	01		523672 	0	0
QUANTUM CORP			COMM		747906204	13451 	4076200 SH	Sole	01		4076200 0	0
ROVI CORP			COMM		779376102	8730 	152200 	SH	Sole	01		152200 	0	0
SILICON MOTION TECHNOL-ADR	ADRS		82706C108	11698 	1091253 SH	Sole	01		1091253 0	0
STEC INC			COMM		784774101	6168 	362600 	SH	Sole	01		362600 	0	0
TOWERSTREAM CORP		COMM		892000100	5253 	1052674 SH	Sole	01		1052674 0	0
VASCO DATA SECURITY INTL	COMM		92230Y104	4862 	390500 	SH	Sole	01		390500 	0	0
